Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Company 401k contribution	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 50	$ 54
Management Security Plan expense	(7)	12
Management Security Plan accrued benefit	$ 1,440	$ 1,457